SUMMARY OF CHANGE IN CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Notes Payable
Beginning balance	$ 872,720	$ 824,614	$ 866,624
Issuance of convertible notes payable	399,000		282,000
Lender adjustments for penalties or defaults	37,212
Debt discounts recorded on new issuances	(44,019)		(282,000)
Amortization of debt discounts associated with convertible debt	12,839	153,000	137,300
Conversion of convertible note principal into common stock	(909,932)	(127,208)	(198,291)
Increase in principal amounts outstanding due to lender adjustments per terms of the note agreements		22,314	18,981
Repayments of convertible notes payable	(270,000)
Total convertible notes, net	$ 97,820	$ 872,720	$ 824,614